787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 26, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AllianceBernstein Cap Fund, Inc.

Securities Act File No. 2-29901

Investment Company Act File No. 811-01716

Ladies and Gentlemen:

On behalf of AllianceBernstein Cap Fund, Inc. (the “Registrant”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 146 to the Company’s Registration Statement under the 1933 Act and Amendment No. 125 to the Company’s Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Registrant, AllianceBernstein Multi-Manager Alternative Strategies Fund (the “Fund”). The Registrant will file a subsequent post-effective amendment pursuant to Rule 485(b).

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:	Eric Freed, AllianceBernstein L.P.

P. Jay Spinola, Willkie Farr & Gallagher LLP

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